Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts Receivable
As at January 1	$ 95	$ 16	$ 41
Increase in allowance for credit losses	16	95	16
Decrease in allowance due to subsequent collection	(92)	(18)	(41)
Exchange difference	1	2
As at December 31	$ 20	$ 95	$ 16